UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ADAMS NATURAL RESOURCES

Ticker Symbol:PEO	Cusip Number:00548F105
Record Date: 2/2/2018	Meeting Date: 4/19/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

AMERICAN NATIONAL INSURANCE

Ticker Symbol:ANAT	Cusip Number:028591105
Record Date: 3/5/2018	Meeting Date: 4/27/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

AMERICA'S CARMART

Ticker Symbol:CRMT	Cusip Number:03062T105
Record Date: 6/9/2017	Meeting Date: 8/2/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

ANCHOR BANCORP

Ticker Symbol:ANCB	Cusip Number:032838104
Record Date: 11/1/2017	Meeting Date: 12/20/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

ASA GOLD & PRECIOUS METALS

Ticker Symbol:ASA	Cusip Number:G3156P103
Record Date: 1/19/2018	Meeting Date: 3/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With

ATWOOD OCEANICS

Ticker Symbol:ATW	Cusip Number:050095108
Record Date: 8/14/2017	Meeting Date: 10/5/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	merger approval	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	adjourn meeting if necessary	For	Issuer	For	With

BARINGS PARTICIPATION

Ticker Symbol:MPV	Cusip Number:06761AA03
Record Date: 2/28/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	eliminate investment restriction	Against	Issuer	For	Against
3	eliminate investment restriction	Against	Issuer	For	Against

BUCKLE

Ticker Symbol:BKE	Cusip Number:118440106
Record Date: 3/29/2018	Meeting Date: 6/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	management incentive plan	Against	Issuer	For	Against
4	amend restricted stock plan	Against	Issuer	For	Against

CENTRAL EASTERN EUROPE FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 4/27/2018	Meeting Date: 6/22/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

CHRISTOPHER & BANKS

Ticker Symbol:CBK	Cusip Number:171046105
Record Date: 4/18/2018	Meeting Date: 6/13/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	stock incentive plan	For	Issuer	For	With
4	director equity plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

COSTAR TECHNOLOGIES

Ticker Symbol:CSTI	Cusip Number:22161J206
Record Date: 8/15/2017	Meeting Date: 10/4/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

CSS INDUSTRIES

Ticker Symbol:CSS	Cusip Number:125906107
Record Date: 6/5/2017	Meeting Date: 8/1/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	mgmt. incentive program	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With
4	exec compensation	Against	Issuer	For	Against

DIAMOND OFFSHORE

Ticker Symbol:DO	Cusip Number:25271C102
Record Date: 3/20/2018	Meeting Date: 5/15/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	Against	Issuer	For	Against

DMC GLOBAL

Ticker Symbol:BOOM	Cusip Number:23291C103
Record Date: 4/6/2018	Meeting Date: 5/31/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec comp	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

DMC GLOBAL

Ticker Symbol:BOOM	Cusip Number:23291C103
Record Date: 4/6/2018	Meeting Date: 5/31/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec comp	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

DORIAN LPG

Ticker Symbol:LPG	Cusip Number:Y2106R110
Record Date: 7/25/2017	Meeting Date: 9/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	shareholder proposal	For	Stockholder	Against	Against

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 3/19/2018	Meeting Date: 5/16/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

ERA GROUP

Ticker Symbol:ERA	Cusip Number:26885G109
Record Date: 4/20/2018	Meeting Date: 6/7/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	amend certificate of incorporation	Against	Issuer	For	Against
4	amend bylaws	For	Issuer	For	With
5	amend bylaws	For	Issuer	For	With

FRIEDMAN INDUSTRIES

Ticker Symbol:FRD	Cusip Number:358435105
Record Date: 7/14/2017	Meeting Date: 8/31/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor election	For	Issuer	For	With

GULF ISLAND FABRICATION

Ticker Symbol:GIFI	Cusip Number:402307102
Record Date: 3/9/2018	Meeting Date: 4/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/6/2018	Meeting Date: 5/31/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With

HOPE BANCORP

Ticker Symbol:HOPE	Cusip Number:43940T109
Record Date: 3/29/2018	Meeting Date: 5/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

HORNBECK OFFSHORE

Ticker Symbol:HOS	Cusip Number:440543106
Record Date: 4/23/2018	Meeting Date: 6/21/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

INDEPENDENCE HLDG

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 9/15/2017	Meeting Date: 11/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

INTERLINK ELECTRONICS

Ticker Symbol:LINK	Cusip Number:458751302
Record Date: 4/27/2018	Meeting Date: 6/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

KANSAS CITY LIFE

Ticker Symbol:KCLI	Cusip Number:484836200
Record Date: 3/5/2018	Meeting Date: 4/19/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 9/1/2017	Meeting Date: 10/31/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With
3	shareholder proposal	For	Stockholder	Against	Against

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/29/2018	Meeting Date: 5/25/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	Against	Issuer	For	Against
4	PAX World Mgmt. proposal	Against	Issuer	Against	With
5	California PERS proposal	Against	Issuer	Against	With

OPTICAL CABLE CORP

Ticker Symbol:OCC	Cusip Number:683827208
Record Date: 1/26/2018	Meeting Date: 3/27/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

PATRIOT TRANSPORT

Ticker Symbol:PATI	Cusip Number:70338W105
Record Date: 12/7/2017	Meeting Date: 1/31/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

POWELL INDUSTRIES

Ticker Symbol:POWL	Cusip Number:739128106
Record Date: 1/4/2018	Meeting Date: 2/21/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With

QUALSTAR CORP

Ticker Symbol:QBAK	Cusip Number:74758R208
Record Date: 4/30/2018	Meeting Date: 6/26/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

SEACOR HLDGS

Ticker Symbol:CKH	Cusip Number:811904101
Record Date: 4/6/2018	Meeting Date: 6/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	exec compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With
4	amend employee stock purchase plan	Against	Issuer	For	Against

SEACOR MARINE

Ticker Symbol:SMHI	Cusip Number:78413P101
Record Date: 4/23/2018	Meeting Date: 6/12/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

SEACOR MARINE

Ticker Symbol:SMHI	Cusip Number:78413P101
Record Date: 4/23/2018	Meeting Date: 6/12/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

SPROTT JUNIOR GOLD MINER ETF

Ticker Symbol:SGDJ	Cusip Number:00162Q585
Record Date: 4/2/2018	Meeting Date: 5/31/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	investment advisory agreement	Against	Issuer	For	Against
2	amend sub-advisory agreement	Against	Issuer	For	Against

ST. JOE COMPANY

Ticker Symbol:JOE	Cusip Number:790148100
Record Date: 3/22/2018	Meeting Date: 5/23/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

STEEL PARTNERS

Ticker Symbol:SPLP	Cusip Number:85814R107
Record Date: 3/29/2018	Meeting Date: 5/24/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With
4	adopt incentive award plan	For	Issuer	For	With

SWK HLDGS

Ticker Symbol:SWKH	Cusip Number:78501P203
Record Date: 4/13/2018	Meeting Date: 5/21/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	exec compensation	For	Issuer	For	With

TIDEWATER

Ticker Symbol:TDW	Cusip Number:88642R109
Record Date: 3/9/2018	Meeting Date: 5/1/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	exec compensation	For	Issuer	For	With
3	say on pay frequency	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 17, 2018

*Print the name and title of each signing officer under his or her signature.